Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 4,858	€ 4,807
Fair value of plan assets	(4,466)	(4,420)
Surplus Deficit In Plan	392	386
Present value of wholly unfunded obligations	4,201	3,973
Ending Balance	4,593	4,359	€ 3,989
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	4,858	4,807
Fair value of plan assets	(4,466)	(4,420)
Surplus Deficit In Plan	392	386
Present value of wholly unfunded obligations	3,926	3,690
Ending Balance	4,318	4,076	3,714
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly unfunded obligations	275	283
Ending Balance	€ 275	€ 283	€ 275